INVESTMENTS IN SUBSIDIARIES - Summarized statement of financial position (Details) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of financial position
Property and equipment		$ 6,717	$ 6,879
Other non-current assets		216	179
Cash and cash equivalents	[1]	2,252	1,669
Other current assets		344	335
Debt and derivatives		(10,646)	(10,087)
Total equity		1,505	1,013	$ 2,220	$ 2,775
Equity holders of the parent		586	163
Non-controlling interests		919	850
Kar-Tel
Statement of financial position
Property and equipment		300	276
Intangible assets		213	233
Other non-current assets		28	23
Trade and other receivables		29	21
Cash and cash equivalents		46	37
Other current assets		33	31
Debt and derivatives		(102)	(75)
Provisions		(6)	(6)
Other liabilities		(158)	(152)
Total equity		383	388
Equity holders of the parent		287	291
Non-controlling interests		96	97
OTA
Statement of financial position
Property and equipment		442	492
Intangible assets		1,100	1,168
Other non-current assets		35	18
Trade and other receivables		31	31
Cash and cash equivalents		113	67
Other current assets		28	50
Debt and derivatives		(122)	(102)
Provisions		(37)	(23)
Other liabilities		(250)	(267)
Total equity		1,340	1,434
Equity holders of the parent		608	651
Non-controlling interests		$ 732	$ 783

[1]	* Certain comparative amounts have been reclassified, refer to Note 24 for further details.